Loans Payable – Related Parties (Tables)	3 Months Ended
Dec. 31, 2024
Loans Payable – Related Parties [Abstract]
Schedule of Loans Payable – Related Parties

The Company’s loans payable – related parties consisted of the following:

	December 31,	September 30,	September 30,
	2024	2024	2023
September 2023 Loan	—	—	270,000
Shareholder 2024 Loans	1,353,639	1,353,639	—
July 2024 Loan	213,349	1,213,349	—
Total	1,566,988	2,566,988	$270,000
Less: loans payable – related parties, current portion	(619,440)	(1,627,294)	—
Loans payable – related parties, net of current portion	$947,548	$939,694	$270,000

Schedule of Promissory Notes

During the year ended September 30, 2024, the Company issued promissory notes in the aggregate principal of $1,105,639 and $248,000 to a shareholder and to an entity managed by that shareholder, respectively, (collectively, the “Shareholder 2024 Loans”), in consideration of cash proceeds in the same amount in the following tranches:

October 2023	$199,000
December 2023	424,000
January 2024	25,000
February 2024	188,000
March 2024	80,000
April 2024	31,000
May 2024	100,000
June 2024	120,500
July 2024	59,000
August 2024	58,000
September 2024	69,139
Total	$1,353,639

Schedule of Loans Payable - Related Parties Mature	The loans payable – related parties mature as follows:
For the Year Ending December 31:
2025	$619,440
2026	947,548
$1,566,988